Servicer’s Certificate Drive 2007-2
Distribution Date	10/15/2007
Period No	2
Collection Period:	9/1/2007 - 9/30/07
I. Funds Available for Distribution

Scheduled Principal Payments Received	4,459,258.96
Partial and Full Prepayments Received	2,354,968.63
Interest Payments Received	10,621,906.35
Interest Deposit for Repurchased Receivables	0.00
Other Amounts Received	16,840.78
Proceeds on Defaulted Receivables Prior to Charge Off	408,869.06
Recoveries on Previously Charged Off Receivables	0.00
Less Netted Expenses	0.00
Net Swap Receipts	338,031.94
Swap Termination Account	0.00
Repurchased Receivables	0.00
Interest on Collections Account	42,845.10
Interest and Other for Prefunding Account	0.00
Amounts Withdrawn from Reserve Account	0.00
Amounts Withdrawn from Capitalized Interest Account	0.00
Proceeds of Insurance Policy	0.00
Excess Reserve Funds	0.00
Total Funds Available		18,242,720.82
II. Principal

Beginning Original Pool Contracts	680,348,865.11
Beginning Prefunded Accounts Added	0.00
Beginning Principal Balance Total		680,348,865.11
Principal Portion of Scheduled Payments	4,459,258.96
Principal Portion of Prepayments (partial and full)	2,354,968.63
Principal Portion of Repurchased Receivables	0.00
Principal Balance of Charged Off Receivables	471,340.65
Aggregate Amount of Cram Down Loss	51,656.33
Principal Distributable Amount	7,337,224.57
Ending Principal Balance		673,011,640.54
III. Distribution

1. Indenture Trustee Fee	5,102.62
2. Trust Collateral Agent	0.00
3. Backup Servicer Fee	0.00
4. Owner Trustee Fee	291.67
5. Servicer or Successor Servicing Fee	1,700,872.16
6. Class A Interest and Net Swap Payment Interest Carryover Amounts
a. Class A1 Interest	443,572.97
b. Class A2 Interest	607,537.78
c. Class A3 Interest	1,880,567.50
d. Class A4 Interest	0.00
7. Note Insurer Fee	109,119.45
8. Class A Principal Distributable and Interest Carryover Amounts
a. Class A1 Principal Distributable Amount	6,420,071.50
b. Class A2 Principal Distributable Amount	0.00
c. Class A3 Principal Distributable Amount	0.00
d. Class A4 Principal Distributable Amount	0.00
9. Class A Insurer Reimbursement Obligations	0.00
10. Trigger Event Distributable Amounts	0.00
11. Reserve Fund to its Required Level	7,075,585.17
12. Swap Termination Payments	0.00
13. Trigger Event Distributable Amounts from Reserve Account	0.00
14. Distribution to Residual Interest Holder	0.00
Total Distribution Amount		18,242,720.82

Servicer’s Certificate Drive 2007-2
Distribution Date	10/15/2007
Period No	2
Collection Period:	9/1/2007 - 9/30/07
IV. Balance

Original Pool Total	685,714,287.66	Class A1 Pool Factor	0.89209
Beginning Pool Total	680,348,865.11	Class A2 Pool Factor	1.00000
Ending Pool Total	673,011,640.54	Class A3 Pool Factor	1.00000
		Class A4 Pool Factor	0.00000

Original Note Total	600,000,000.00
Beginning Note Total	595,305,255.27
Ending Note Total	588,885,183.77

Class A1 Original Balance	103,000,000.00	Class A2 Original Balance	128,000,000.00
Class A1 Beginning Balance	98,305,255.27	Class A2 Beginning Balance	128,000,000.00
Class A1 Ending Balance	91,885,183.77	Class A2 Ending Balance	128,000,000.00

Class A3 Original Balance	369,000,000.00	Class A4 Original Balance	0.00
Class A3 Beginning Balance	369,000,000.00	Class A4 Beginning Balance	0.00
Class A3 Ending Balance	369,000,000.00	Class A4 Ending Balance	0.00

Note Insurer Reimbursement	0.00
V. Pool Information

	Beginning of Period	End of Period
Pool Balance	680,348,865.11	673,011,640.54
Wtd Avg Coupon	20.41%	20.41%
Wtd Avg Original Term	64.90	64.91
Wtd Avg Remaining Term	61.55	60.75
# Contracts	40,437	40,247
Account to Collector Ratio*	654	601

*	Includes outsourced FTE
VI. Delinquency Information

	Contract Count	Principal Balance	Pool Balance %
31- 60 Days Delinquent	3,006	51,121,354.94	7.60%
61- 90 Days Delinquent	195	3,392,904.02	0.50%
91- 120 Days Delinquent	3	52,076.38	0.01%
Defaulted Receivables	198	3,425,528.42	0.51%
VII. Repossession Inventory

Repossessed Inventory — Beginning Current Period	2	22,194.03
Vehicles Repossessed in Current Period	28	536,098.67
Repossessed Vehicles Sold in Current Period	0	0.00
Repossessed Vehicles Reinstated in Current Period	1	14,644.38
Repossessed Vehicle Adjustment in Current Period	0	0.00
Repossessed Inventory — End of Collection Period	29	543,648.32

Servicer’s Certificate Drive 2007-2
Distribution Date	10/15/2007
Period No	2
Collection Period:	9/1/2007 - 9/30/07
VIII. Loss / Recovery Information (Realized Losses)

Net Charged-Off Receivables in Current Period	117,051.14
Recoveries on Previously Charged-Off Receivables	0.00
Expenses	0.00
Net Losses in Current Period	117,051.14
Cum. Net Losses to Date	134,615.62
Cum. Net Loss to (% of Pool)	0.02
Extension Count	8.00
Extension Balance	136,171.13
Modified Cumulative Net Loss	1,925,191.39
Modified Cumulative Net Loss to (% of Pool)	0.28
IX. Reserve Fund

Beginning of Reserve Balance	9,546,412.92
Letter of Credit	60,000,000.00
Reinvestment Income	15,996.28
Deposits	7,075,585.17
Withdrawals	0.00
Release to Certificate Account	0.00
Ending Reserve Balance	76,637,994.37	11.39%
Reserve Fund Requirement	87,491,513.27	13.00%
Cash Reserve	16,637,994.37	2.47%
X. Pre-Funding

Pre-Funding Account
Beginning Pre-Funding Balance	0.00
Reinvestment Income	0.00
Withdrawal to Seller	0.00
Withdrawals to Collection Account	0.00
Ending Pre-Funding Balance	0.00
Capitalized Interest Account
Beginning Capitalized Interest Balance	0.00
Reinvestment Income	0.00
Monthly Capitalized Interest Amount	0.00
Overfunded Capitalized Interest	0.00
Ending Capitalized Interest Balance	0.00

Servicer’s Certificate Drive 2007-2
Distribution Date	10/15/2007
Period No	2
Collection Period:	9/1/2007 - 9/30/07
XI. Triggers

1. Insolvency			No
2. Unremedied Breach			No
3. Insurance Policy Payment			No
4. Cessation of Valid Perfected			No	Average	Current Month	Previous Month	Previous Month
Security Interest
5. Both			No
(i) Average Delinquency Ratio	Limit:	6.42		0.17	0.51	0.01	0.00
(last 3 months)
(ii) Modified Cumulative Net Loss	Limit:	4.29			0.28
6. Cumulative Net Loss Ratio	Limit:	4.29	No		0.02
7. Extension Ratio	Limit:	4.00	No	0.02	0.02	0.03	0.00
8. Master Servicer’s Tangible	Limit:	N/A	No	N/A
Net Worth
9. Master Servicer’s Net Loss			No
10. Unsatisfied Judgment			No
11. Assignment of Rights of			No
Sponsor or Master Servicer
12. IRS or ERISA Lien			No
13. Warehouse Facility Compliance			No
14. Reserved			No
15. Banco Santander Central Hispano, S.A.			No
fails to own at least 51% of Master Servicer
16. Servicer Payment Default			No
XII. Reserve Event

				Average	Current Month	Previous Month	Previous Month
1. Delinquency	Limit:	6.42	No	0.17	0.51	0.01	0.00
2. Cumulative Net Loss	Limit:	3.19	No		0.02

Santander Consumer USA Inc., as Servicer

By: Name:	/s/ Mark McCastlain Mark McCastlain
Title:	Vice President
Date:	October 05, 2007

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